Share-based Payment Arrangements - Summary of Outstanding Restricted Shares At Balance Sheet (Detail) - USISH option plans [member]	12 Months Ended
Dec. 31, 2025
2024 granted [Member]
Disclosure of Range Exercise Prices of Outstanding Restricted Shares [Line Items]
Range of Exercise Price Per Share	14.4
Remaining Contractual Life (Years)	2 years
2023 granted [Member]
Disclosure of Range Exercise Prices of Outstanding Restricted Shares [Line Items]
Range of Exercise Price Per Share	14.5
Remaining Contractual Life (Years)	1 year 10 months 24 days